Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation [Abstract]
Schedule of Income Tax Expenses	Income tax expenses comprised of:
	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Current	9,483	5,712	—	—
Deferred	(1,311)	541	924	127
	8,172	6,253	924	127

Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2022, 2023 and 2024 applicable to the PRC operations to income tax expense were as follows:

	For the years ended December 31,
	2022	2023	2024
Statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax exemptions and reliefs	(9.9)%	(8.7)%	(10.1)%
Effect of non-deductible expense	2.2%	3.6%	2.6%
Additional deduction for development and research expense	(4.5)%	(5.6)%	(11.1)%
Income tax expense	12.8%	14.3%	6.4%

Schedule of Deferred Tax Assets

The component of deferred tax assets are as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Deferred tax assets
Impairment of long-lived assets	8,722	7,611	1,043
Allowance for credit losses	2,826	2,558	350
Net operation loss	—	728	100
Others	366	226	31
Total deferred tax assets	11,914	11,123	1,524
Net off against deferred tax liabilities	—	(132)	(18)
Total net deferred tax assets	11,914	10,991	1,506

The component of deferred tax assets liabilities:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Deferred tax liabilities
Fair value change gain	—	132	18
Total deferred tax liabilities	—	132	18
Net off against deferred tax assets	—	(132)	(18)
Net deferred tax liabilities	—	—	—